SCHEDULE OF CASH FLOW AND OTHER INFORMATION RELATED TO OPERATING LEASES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Cash paid for amounts included in the measurement of lease liabilities	$ 443	$ 250	$ 106
Right-of-use assets obtained in exchange for new operating lease liabilities	$ 108	$ 319	$ 1,496